Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Fair Value Measurements

5. Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Inputs used to measure fair value are prioritized within a three-level fair value hierarchy. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

As of September 30, 2024, the Forward Purchase Agreement value was $0, as presented below:

Fair Value Measurement
	Level 1	Level 2	Level 3	Total
Forward Purchase Agreement	-	-	-	-
Total	$-	$-	$-	$-

As of September 30, 2024, the summary of the fair value instruments held by the Company were as follows, in thousands:

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
Forward Purchase Agreement			-	-
Convertible Loan Note	-	-	1,542	1,542
Warrant Liability	-	-	509	509
Total	$-	$-	$2,051	$2,051

Forward Purchase Agreement

On December 3, 2023, the Company entered into an agreement with (i) Meteora Capital Partners, LP, (ii) Meteora Select Trading Opportunities Master, LP, and (iii) Meteora Strategic Capital, LLC (collectively “Meteora”) for OTC Equity Prepaid Forward Transactions (the “FPA”). The purpose of the FPA was to decrease the number of redemptions in connection with the Company’s Special Meeting and potentially increase the working capital available to the Company following the Business Combination.

Pursuant to the terms of the FPA, Meteora purchased 111,862 (the “Purchased Amount”) shares of common stock concurrently with the Business Combination Closing pursuant to Meteora’s FPA Funding Amount PIPE Subscription Agreement, less the 52,013 shares of common stock separately purchased from third parties through a broker in the open market (“Recycled Shares”). Following the consummation of the Business Combination, Meteora delivered a Pricing Date Notice dated December 10, 2023, which included 52,013 Recycled Shares, 59,849 additional shares and 111,862 total number of shares. The FPA provides for a prepayment shortfall in an amount in U.S. dollars equal to $500,000. Meteora in its sole discretion may sell Recycled Shares at any time following the Trade Date at prices (i) at or above $250.00 during the first three months following the Closing Date and (ii) at any sales price thereafter, without payment by Meteora of any Early Termination Obligation until such time as the proceeds from such sales equal 100% of the Prepayment Shortfall. The number of shares subject to the Forward Purchase Agreement is subject to reduction following a termination of the FPA with respect to such shares as described under “Optional Early Termination” in the FPA. The reset price is set at $250.00. Commencing from June 22, 2024, the reset price is subject to reduction upon the occurrence of a Dilutive Offering.

The Company holds various financial instruments that are not required to be recorded at fair value. For cash, restricted cash, accounts receivable, accounts payable, and short-term debt the carrying amounts approximate fair value due to the short maturity of these instruments.

The fair value of the Company’s recorded forward purchase agreement (“FPA”) is determined based on unobservable inputs that are not corroborated by market data, which require a Level 3 classification. A Monte Carlo simulation model was used to determine the fair value. The Company records the forward purchase agreement at fair value on the consolidated balance sheets with changes in fair value recorded in the consolidated statements of operation.

The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) as of September 30, 2024, in thousands:

Forward Purchase Agreement
Balance at January 1, 2023	$-
Recognition of Forward Purchase Agreement Asset	17,125
Change in fair value	(16,642)
Balance at December 31, 2023	483
Change in fair value	(483)
Balance at March 31, 2024	-
Change in fair value	-
Balance at June 30, 2024	-
Change in fair value	-
Balance at September 30, 2024	$-

The Company measures forward purchase agreement using a Monte Carlo simulation valuation model using the following assumptions as of September 30, 2024:

Forward Purchase Agreement
Risk-free rate	3.64%
Underlying stock price	$9.25
Expected volatility	50%
Term	2.23 years
Dividend yield	0%

Convertible Loan Note & Private Placement Warrants

On April 19, 2024, the Company issued to an accredited investor a senior convertible note in the principal amount of $2,160,000, issued with an eight percent (8.0%) original issue discount, and a warrant to purchase up to 96,444 shares of the Company’s common stock at an exercise price of $12 per share. Maxim Group LLC (“Maxim”) acted as placement agent for the Convertible Note issuance and also received a warrant to purchase 9,644 shares of common stock with an exercise price of $13.18 per share for their role as placement agent.

The Convertible Note matures on April 20, 2025 (unless accelerated due to an event of default or accelerated up to six installments by the Investor), bears interest at a rate of 7% per annum, which shall automatically be increased to 12.0% per annum in the event of default, and ranks senior to the Company’s existing and future unsecured indebtedness. The convertible note is convertible in whole or in part at the option of the investor into shares of Common Stock (the “Conversion Shares”) at the Conversion Price (as defined below) at any time following the date of issuance of the convertible note. The convertible note is payable monthly on each Installment Date (as defined in the Convertible Note) commencing on the earlier of July 18, 2024 and the effective date of the initial registration statement required to be filed pursuant to the Registration Rights Agreement (as defined below) in an amount equal the sum of (A) the lesser of (x) $216,000 and (y) the outstanding principal amount of the Convertible Note, (B) interest due and payable under the Convertible Note and (C) other amounts specified in the Convertible Note (such sum being the “Installment Amount”); provided, however, if on any Installment Date, no failure to meet the Equity Conditions (as defined in the Convertible Note) exits pursuant to the Convertible Note, the Company may pay all or a portion of the Installment Amount with shares of its common stock. The portion of the Installment Amount paid with common stock shall be based on the Installment Conversion Price. “Installment Conversion Price” means the lower of (i) the Conversion Price (defined below) and (ii) the greater of (x) 92% of the average of the two (2) lowest daily VWAPs (as defined in the Convertible Note) in the ten (10) trading days immediately prior to each conversion date and (y) $0.07. “Equity Conditions Failure” means that on any day during the period commencing twenty (20) trading days prior to the applicable Installment Notice Date or Interest Date (each as defined in the Convertible Note) through the later of the applicable Installment Date or Interest Date and the date on which the applicable shares of Common Stock are actually delivered to the Holder, the Equity Conditions have not been satisfied (or waived in writing by the Holder).

The Convertible Note is convertible, at the option of the Investor, at any time, into such number of shares of Common Stock of the Company equal to the principal amount of the Convertible Note plus all accrued and unpaid interest at a conversion price equal to $12 (the “Conversion Price”). The Conversion Price is subject to full ratchet antidilution protection, subject to a floor conversion price of $1.75 per share (the “Floor Price”), a limitation required by the rules and regulations of the Nasdaq Stock Market LLC (“Nasdaq”), and certain exceptions upon any subsequent transaction at a price lower than the Conversion Price then in effect and standard adjustments in the event of stock dividends, stock splits, combinations or similar events.

Alternatively, in the event of an event of default continuing for 20 trading days and ending with Event of Default Redemption Right Period (as defined in the Convertible Note), the Conversion Price may be converted to an “Alternate Conversion Price”, which is defined as the lower of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion (as defined in the Convertible Note), and (ii) the greater of (x) the Floor Price and (y) 90% of the lowest VWAP of the Common Stock during the fifteen (15) consecutive trading day period ending on and including the trading day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice. These conversions shall be further subject to Redemption Premiums, as is further described in the Convertible Note.

The Convertible Note may not be converted and shares of Common Stock may not be issued under the Convertible Note if, after giving effect to the conversion or issuance, the Investor together with its affiliates would beneficially own in excess of 4.99% (or, upon election of the Investor, 9.99%) of the outstanding Common Stock. In addition to the beneficial ownership limitations in the Convertible Note, the sum of the number of shares of Common Stock that may be issued under that certain Purchase Agreement (including the Convertible Note and Warrant and Common Stock issued thereunder) is limited to 19.99% of the outstanding Common Stock as of April 19, 2024 (the “Exchange Cap”, which is equal to 640,293 shares of Common Stock, subject to adjustment as described in the Purchase Agreement), unless shareholder approval (as defined in the Purchase Agreement) (“Stockholder Approval”) is obtained by the Company to issue more than the Exchange Cap. The Exchange Cap shall be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction. On September 26, 2024 the Company’s shareholders approved the potential issuance of shares by the Company of more than the Exchange Cap.

The Company adopted ASU 2020-06 as of January 1, 2023. This ASU removes the concepts of a beneficial conversion feature and cash conversion feature from the ASC guidance.

Management considered the guidance from ASC 825-10-15-4, noting that an entity may elect the fair value option for “a recognized financial liability” that is not “a firm commitment that would otherwise not be recognized at inception”. As the Convertible Note is an outstanding loan (a “recognized financial liability”), and this financial liability would need to be recognized at inception, the Convertible Note meets the criteria for the fair value option under this guidance. The Convertible Notes have a principal value of $2,160,000 and were issued at an 8% discount, thus the Convertible Notes resulted in gross cash proceeds of $2,000,000 prior to any other fees paid to the lender. The issuance of a warrant to the lender further increases the discount on this debt. As the Convertible Notes were issued at a discount, and not a premium, they are eligible for the fair value option. Management identified various features that would likely require separate accounting as derivatives if the fair value option were not taken; specifically, the various features that allow the Company or counterparty to settle the debt for a quantity of shares that is calculated as a percentage of VWAP. Even if no bifurcated features were identified, the Company would still be eligible for the fair value option under ASC 825. Accordingly, the Company elected the fair value option.

On August 1, 2024, the Company issued 8,262 shares of unrestricted common stock valued at $6.65 per share in exchange for the conversion of $54,958.33 worth of the Convertible Note issued on April 19, 2024.

On September 3, 2024 we issued 10,194 shares of unrestricted common stock valued at $5.32 per share in exchange for the conversion of $54,265.09 worth of the Convertible Note issued on April 19, 2024.

The remaining unpaid principal as of September 30, 2024 amounted to $2,060,000.

The Company measures the convertible loan and private placement warrants using a Monte Carlo simulation valuation model using the following assumptions as of September 30, 2024:

	Convertible Loan Note	Warrant Liability
Risk-free rate	3.58%	3.58%
Underlying stock price	$4.25	$4.25
Expected volatility	50%	50%
Term	0.6 years	5.1 years
Dividend yield	0%	0%

The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) as of September 30, 2024, in thousand:

Convertible Note
Issuance of convertible loan note at April 19, 2024	$-
Fair value of convertible loan note	2,144
Balance at April 19, 2024	2,144
Change in fair value	176
Balance at June 30, 2024	2,321
Change in fair value	(779)
Balance at September 30, 2024	$1,542
Principal Balance as of September 30, 2024	$2,060

Warrant Liability
Issuance of convertible loan note & placement warrants at April 19, 2024	$-
Fair value of warrant liability	803
Balance at April 19, 2024	803
Change in fair value	5
Balance at June 30, 2024	808
Change in fair value	$(299)
Balance at September 30, 2024	$509

5.	Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Inputs used to measure fair value are prioritized within a three-level fair value hierarchy. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

On December 3, 2023, the Company entered into an agreement with (i) Meteora Capital Partners, LP, (ii) Meteora Select Trading Opportunities Master, LP, and (iii) Meteora Strategic Capital, LLC (collectively “Meteora”) for OTC Equity Prepaid Forward Transactions (the “FPA”). The purpose of the FPA was to decrease the amount of redemptions in connection with the Company’s Special Meeting and potentially increase the working capital available to the Company following the Business Combination.

Pursuant to the terms of the FPA, Meteora purchased 2,796,554 (the “Purchased Amount”) shares of common stock concurrently with the Business Combination Closing pursuant to Meteora’s FPA Funding Amount PIPE Subscription Agreement, less the 1,300,320 shares of common stock separately purchased from third parties through a broker in the open market (“Recycled Shares”). Following the consummation of the Business Combination, Meteora delivered a Pricing Date Notice dated December 10, 2023 which included 1,300,320 Recycled Shares, 1,496,234 additional shares and 2,796,554 total number of shares. The FPA provides for a prepayment shortfall in an amount in U.S. dollars equal to $500,000. Meteora in its sole discretion may sell Recycled Shares at any time following the Trade Date at prices (i) at or above $10.00 during the first three months following the Closing Date and (ii) at any sales price thereafter, without payment by Meteora of any Early Termination Obligation until such time as the proceeds from such sales equal 100% of the Prepayment Shortfall The number of shares subject to the Forward Purchase Agreement is subject to reduction following a termination of the FPA with respect to such shares as described under “Optional Early Termination” in the FPA. The reset price is set at $10.00. Commencing June 22, 2024 the reset price will be subject to reduction upon the occurrence of a Dilutive Offering.

The Company holds various financial instruments that are not required to be recorded at fair value. For cash, restricted cash, accounts receivable, accounts payable, and short-term debt the carrying amounts approximate fair value due to the short maturity of these instruments.

The fair value of the Company’s recorded forward purchase agreement (“FPA”) is determined based on unobservable inputs that are not corroborated by market data, which require a Level 3 classification. A Monte Carlo simulation model was used to determine the fair value. The Company records the forward purchase agreement at fair value on the consolidated balance sheets with changes in fair value recorded in the consolidated statements of operation.

The following table presents balances of the forward purchase agreement with significant unobservable inputs (Level 3) as of December 31, 2023, in thousand:

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
Forward Purchase Agreement	-	-	483	483
Total	$-	$-	$483	$483

The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) for the year ended December 31, 2023, in thousand:

Forward Purchase Agreement Asset
Balance at January 1, 2023	$-
Recognition of Forward Purchase Agreement Asset	17,125
Change in fair value	(16,642)
Balance at December 31, 2023	$483

The Company measures the forward purchase agreement using a Monte Carlo simulation valuation model using the following assumptions:

Forward Purchase Agreement Asset
Rik-free rate	4%
Underlying stock price	$1.50
Expected volatility	75%
Term	2.98 years
Dividend yield	0%